Fair Value (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis
Assets and liabilities measured at fair value under ASC 820 on a recurring basis are summarized below:

There were no transfers between Level 1 and Level 2 in 2024 and 2023.

	Fair Value Measurements at December 31, 2024 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$85,617	$-	$85,617	$-
State and political subdivisions	18	-	18	-
Mortgage backed securities and collateralized mortgage obligations - residential	213,128	-	213,128	-
Corporate bonds	44,581	-	44,581	-
Small Business Administration - guaranteed participation securities	14,141	-	14,141	-
Other	700	-	700	-

Total securities available for sale	$358,185	$-	$358,185	$-

	Fair Value Measurements at December 31, 2023 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Securities available for sale:
U.S. government sponsored enterprises	$118,668	$-	$118,668	$-
State and political subdivisions	26	-	26	-
Mortgage backed securities and collateralized mortgage obligations - residential	237,677	-	237,677	-
Corporate bonds	78,052	-	78,052	-
Small Business Administration - guaranteed participation securities	17,186	-	17,186	-
Other	680	-	680	-

Total securities available for sale	$452,289	$-	$452,289	$-

Assets Measured at Fair Value on Non-Recurring Basis
 Assets measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2024 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$2,174	$-	$-	$2,174	Sales comparison approach	Adjustments for differences between comparable sales	0% - 44% (18%)

Individually evaluated loans:
Real estate mortgage - 1 to 4 family	-	-	-	-	Sales comparison approach	Adjustments for differences between comparable sales	N/A

	Fair Value Measurements at December 31, 2023 Using:
(dollars in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Valuation technique	Unobservable inputs	Range (Weighted Average)

Other real estate owned	$194	$-	$-	$194	Sales comparison approach	Adjustments for differences between comparable sales	0% - 39% (20%)

Individually evaluated loans:
Real estate mortgage - 1 to 4 family	-	-	-	-	Sales comparison approach	Adjustments for differences between comparable sales	N/A

Carrying Amounts and Estimated Fair Values of Financial Instruments
In accordance with ASC 825, the carrying amounts and estimated fair values (exit price) of financial instruments at December 31, 2024 and 2023 are as follows:

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2024 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$641,812	641,812	-	-	641,812
Securities available for sale	358,185	-	358,185	-	358,185
Held to maturity securities	5,365	-	5,306	-	5,306
Federal Reserve Bank and
Federal Home Loan Bank stock	6,507	N/A	N/A	N/A	N/A
Net loans	5,047,810	-	-	4,589,822	4,589,822
Accrued interest receivable	13,194	271	1,317	11,606	13,194
Financial liabilities:
Demand deposits	762,101	762,101	-	-	762,101
Interest bearing deposits	4,628,882	2,579,123	2,038,200	-	4,617,323
Short-term borrowings	84,781	-	84,781	-	84,781
Accrued interest payable	3,817	216	3,601	-	3,817

(dollars in thousands)	Carrying	Fair Value Measurements at December 31, 2023 Using:
	Value	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$578,004	578,004	-	-	578,004
Securities available for sale	452,289	-	452,289	-	452,289
Held to maturity securities	6,458	-	6,396	-	6,396
Federal Reserve Bank and
Federal Home Loan Bank stock	6,203	N/A	N/A	N/A	N/A
Net loans	4,954,301	-	-	4,422,027	4,422,027
Accrued interest receivable	13,683	234	1,920	11,529	13,683
Financial liabilities:
Demand deposits	754,532	754,532	-	-	754,532
Interest bearing deposits	4,596,245	2,760,221	1,819,789	-	4,580,010
Short-term borrowings	88,990	-	88,990	-	88,990
Accrued interest payable	3,612	256	3,356	-	3,612